UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                     Date of reporting period: May 31, 2006
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS


Semi-Annual Report 2006









                                                                   Mid-Cap Fund
                                                                 Small-Cap Fund
                                                                   May 31, 2006
                                                                    (Unaudited)










         Capital Management
         Investment Trust











This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

--------------------------------------------------------------------------------
These Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap and small-cap companies. Investments in the Capital Management Funds ("Funds") are subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to, among other things, the risks involved in investing in securities of mid-cap and small-cap companies. Since the Mid-Cap Fund may invest in both equity securities, concentrating on mid-cap company securities, and short-term investment instruments, the Fund has some exposure to the risks of both equity securities and short-term investment instruments. Investment in the Mid-Cap fund is also subject to the following risks: mid-cap securities risk and short-term investment risks. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Semi-Annual Report was first distributed to shareholders on or about July 28, 2006.

For More Information on Your Capital Management Fund:

                    Call Shareholder Services Group Toll-Free at 1-888-626-3863.

Fund Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------

                                                            Beginning                  Ending
Mid-Cap Institutional Class Shares                        Account Value             Account Value           Expenses Paid
Expense Example                                         December 1, 2005             May 31, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000.00                 $1,068.90                 $7.74
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000.00                 $1,017.45                 $7.54
------------------------------------------------------------------------------------------------------------------------------

                                                            Beginning                  Ending
Mid-Cap Investor Class Shares                             Account Value             Account Value           Expenses Paid
Expense Example                                         December 1, 2005             May 31, 2006           During Period*
------------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000.00                 $1,065.10                 $11.58
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000.00                 $1,013.71                 $11.30
------------------------------------------------------------------------------------------------------------------------------

                                                            Beginning                  Ending
Small-Cap Institutional Class Shares                     Account Value              Account Value           Expenses Paid
Expense Example                                         December 1, 2005             May 31, 2006           During Period**
------------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000.00                 $1,059.50                 $7.70
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000.00                 $1,017.45                 $7.54
------------------------------------------------------------------------------------------------------------------------------

                                                            Beginning                  Ending
Small-Cap Investor Class Shares                           Account Value             Account Value           Expenses Paid
Expense Example                                         December 1, 2005             May 31, 2006           During Period**
------------------------------------------------------------------------------------------------------------------------------
Actual                                                      $1,000.00                 $1,057.60                 $9.23
------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                    $1,000.00                 $1,015.96                 $9.05
------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Mid-Cap Fund's annualized six-month expense ratio (1.50% for Institutional Shares and 2.25% for Investor Shares). The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)
** Actual expenses are based on expenses incurred in the most recent six-month period. The Small-Cap Fund's annualized six-month expense ratio (1.50% for Institutional Shares and 1.80% for Investor Shares). The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                         Market Value
                                        Shares      (Note 1)                                                 Shares      (Note 1)
--------------------------------------------------------------      ----------------------------------------------------------------

COMMON STOCKS - 99.10%                                               Internet - 2.76%
                                                                     *  Emdeon Corp.                         40,000     $   464,400
                                                                                                                        -----------
Aerospace/Defense - 5.64%
  L-3 Communications Holdings            5,500     $   401,280       Metals - Diversified - 3.63%
  Rockwell Collins Inc.                 10,000         546,000       *  Oregon Steel Mills Inc.              13,000         610,090
                                                   -----------                                                          -----------
                                                       947,280
                                                   -----------       Mining - 5.63%
Banks - 2.81%                                                           Cameco Corporation                   14,000         580,720
  Commerce Bancorp, Inc.                12,000         471,480          Newmont Mining Corp.                  7,000         365,050
                                                   -----------                                                          -----------
                                                                                                                            945,770
                                                                                                                        -----------
Beverages - 2.50%                                                    Miscellaneous Manufacturing - 4.94%
* Constellation Brands, Inc.            17,000         419,900          Parker Hannifin Corp.                 4,500         351,090
                                                   -----------          Pentair Inc.                         14,000         478,240
                                                                                                                        -----------
Biotechnology - 1.51%                                                                                                       829,330
* Medimmune Inc.                         8,000         254,560                                                          -----------
                                                   -----------       Oil & Gas - 10.10%
                                                                        Apache Corp.                          7,000         454,160
Commercial Services - 2.83%                                             Energen Corp.                        12,000         406,560
* FTI Consulting, Inc.                  18,000         475,020       *  Nabors Industries Ltd.               11,000         395,010
                                                   -----------       *  Tadco                                10,000         441,700
                                                                                                                        -----------
Computers - 2.08%                                                                                                         1,697,430
* Affiliated Computer Services           7,000         349,440                                                          -----------
                                                   -----------       Oil & Gas Services - 11.17%
                                                                     *  Cameron International Corp.          10,000         469,000
Electric - 4.72%                                                     *  Superior Energy Services             15,000         493,500
  Edison International                  10,000         392,400          Tidewater Inc.                       10,000         507,200
  SCANA Corporation                     10,500         400,260
                                                   -----------       *  Universal Compression
                                                       792,660            Holdings Inc.                       7,000         406,840
                                                   -----------                                                          -----------
Electronics - 10.68%                                                                                                      1,876,540
  Amphenol Corporation                   8,500         472,175                                                          -----------
  Diebold, Inc.                         10,000         425,100       Pharmaceuticals - 2.60%
* Flextronics International Ltd.        30,000         337,800       y  Teva Pharmaceutical
  Garmin Ltd.                            6,000         559,740          Industries Ltd.                      12,000         436,920
                                                   -----------                                                          -----------
                                                     1,794,815
                                                   -----------       Retail - 2.48%
Environmental Control - 5.21%                                        *  Tractor Supply Co.                    7,500         417,075
  Republic Services, Inc.               10,000         408,000                                                          -----------
* Stericycle, Inc.                       7,000         466,690
                                                   -----------       Semiconductors - 3.31%
                                                       874,690       *  Advanced Micro Devices, Inc.         18,000         556,020
                                                   -----------                                                          -----------
Forest Products & Paper - 2.28%
  Weyerhaeuser Company                   6,000         383,760       Software - 2.07%
                                                   -----------       *  Activision, Inc.                     26,666         348,525
                                                                                                                        -----------
Healthcare - Products - 2.60%                                        Transportation - 2.81%
  Dentsply International, Inc.           7,300         436,540          Con-way Inc.                          8,000         472,720
                                                   -----------                                                          -----------

Healthcare - Services - 2.32%
  Quest Diagnostics Inc.                 7,000         390,180
                                                   -----------


                                                                                                                        (Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                       Market Value
                                         Shares          (Note 1)
--------------------------------------------------------------------       ---------------------------------------------------------

COMMON STOCKS - (Continued)                                                Summary of Investments by Industry

Water - 2.42%                                                                                           % of Net             Market
  Aqua America Inc.                      17,333         $   406,632        Industry                      Assets               Value
                                                        -----------        ---------------------------------------------------------
                                                                           Aerospace/Defense               5.64%       $    947,280
Total Common Stocks (Cost $13,306,911)                   16,651,777        Banks                           2.81%            471,480
                                                        -----------        Beverages                       2.50%            419,900
                                                                           Biotechnology                   1.51%            254,560
INVESTMENT COMPANY - 0.83%                                                 Commercial Services             2.83%            475,020
  Merrimac Cash Series                                                     Computers                       2.08%            349,440
  (Cost $138,605)                       138,605             138,605        Electric                        4.72%            792,660
                                                        -----------        Electronics                    10.68%          1,794,815
                                                                           Environmental Control           5.21%            874,690
Total Investments (Cost $13,445,516) -    99.93%       $ 16,790,382        Forest Products & Paper         2.28%            383,760
Other Assets less Liabilities - 0.07%                        12,081        Healthcare - Products           2.60%            436,540
                                                        -----------        Healthcare - Services           2.32%            390,180
                                                                           Internet                        2.76%            464,400
Net Assets - 100.00%                                   $ 16,802,463        Metals - Diversified            3.63%            610,090
                                                        ===========        Investment Company              0.83%            138,605
* Non-income producing investment.                                         Mining                          5.63%            945,770
y American Depositary Receipt.                                             Miscellaneous Manufacturing     4.94%            829,330
                                                                           Oil & Gas                      10.10%          1,697,430
                                                                           Oil & Gas Services             11.17%          1,876,540
                                                                           Pharmaceuticals                 2.60%            436,920
                                                                           Retail                          2.48%            417,075
                                                                           Semiconductors                  3.31%            556,020
                                                                           Software                        2.07%            348,525
                                                                           Transportation                  2.81%            472,720
                                                                           Water                           2.42%            406,632
                                                                           ---------------------------------------------------------
                                                                           Total                          99.93%       $ 16,790,382

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                           Shares     (Note 1)                                                Shares     (Note 1)
----------------------------------------------------------------    ----------------------------------------------------------------

COMMON STOCKS - 88.65%                                              Oil & Gas Services - 15.67%
                                                                       Gulf Island Fabrication, Inc.          11,000    $   252,230
Banks - 2.34%                                                       *  Hornbeck Offshore Services, Inc.        7,000        247,800
     Sterling Financial Corporation        7,500    $   225,300     *  Input/Output, Inc.                     40,000        386,400
                                                    -----------     *  Oceaneering International, Inc.         3,000        225,000
                                                                    *  SEACOR Holdings Inc.                    2,000        163,000
Biotechnology - 6.66%                                               *  Universal Compression
*y   Crucell NV                           10,000        230,000            Holdings, Inc.                      4,000        232,480
*    Illumina Inc.                        15,000        409,950                                                         -----------
                                                    -----------                                                           1,506,910
                                                        639,950                                                         -----------
                                                    -----------     Pharmaceuticals - 3.13%
Electric - 3.47%                                                    *   VCA Antech, Inc.                      10,000        301,200
     Cleco Corporation                    15,000        333,150                                                         -----------
                                                    -----------
                                                                    Semiconductors - 5.77%
Electronics - 5.27%                                                 *  Brooks Automation, Inc.                18,000        217,440
*    Checkpoint Systems Inc.              10,500        237,195     *  Photronics, Inc.                       20,000        337,400
*    Dionex Corporation                    5,000        269,300                                                         -----------
                                                    -----------                                                             554,840
                                                        506,495                                                         -----------
                                                    -----------     Software - 2.22%
Energy - Alternate Sources - 4.03%                                  *  Parametric Technology
*    Synteroleum Corporation              30,000        195,300            Corporation                        16,000        213,440
*    Xethanol Corporation                 20,000        192,000                                                         -----------
                                                    -----------
                                                        387,300     Telecommunications - 6.68%
                                                    -----------     *  Arris Group Inc.                       25,000        300,500
Engineering & Construction - 2.83%                                  *  Broadwing Corporation                  30,000        342,000
y    Chicago Bridge & Iron                                                                                              -----------
        Company NV                        12,000        272,160                                                             642,500
                                                    -----------                                                         -----------
                                                                    Water - 6.68%
Gas - 2.23%                                                            Aqua America Inc.                      10,000        234,600
     South Jersey Industries, Inc.         8,000        214,880        Southwest Water Company                31,446        407,226
                                                    -----------                                                         -----------
                                                                                                                            641,826
Healthcare - Products - 4.70%                                                                                           -----------
*    ResMed Inc.                           5,000        227,300
*    Respironics Inc.                      6,600        224,532     Total Common Stocks (Cost $6,636,600)                 8,523,788
                                                    -----------                                                         -----------
                                                        451,832
                                                    -----------     INVESTMENT COMPANIES - 8.89%
Household Products/Wares - 3.34%                                       Evergreen Institutional U.S. Government
     John H. Harland Company               7,500        321,225            Money Market Fund                 427,535        427,535
                                                    -----------        Merrimac Cash Series Trust            427,535        427,535
                                                                                                                        -----------
Internet - 3.18%
*    Online Resources Corporation         25,000        305,750     Total Investment Companies (Cost $855,070)              855,070
                                                    -----------                                                         -----------
Mining - 2.83%
*y   Bema Gold Corporation                50,000        272,000     Total Investments (Cost $7,491,670) - 97.54%        $ 9,378,858
                                                    -----------     Other Assets Less Liabilities- 2.46%                    236,744
                                                                                                                        -----------
Oil & Gas - 7.62%
     Cabot Oil & Gas Corporation           6,000        263,220     Net Assets - 100.00%                                $ 9,615,602
     Cimarex Energy Co.                    6,000        243,360                                                         ===========
*    Pride International, Inc.             7,000        226,450
                                                    -----------     *  Non-income producing investment.
                                                        733,030     y  American Depositary Receipt.
                                                    -----------

                                                                                                                        (Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------    ------------------------------------------------------------

The following acronyms and abbreviations are used in this portfolio:


NV - Naamloze Vennootschap (Dutch)


Summary of Investments by Industry
                                           % of Net      Market
Industry                                    Assets        Value
---------------------------------------------------------------
Banks                                       2.34%   $   225,300
Biotechnology                               6.66%       639,950
Electric                                    3.47%       333,150
Electronics                                 5.27%       506,495
Energy - Alternate Sources                  4.03%       387,300
Engineering & Construction                  2.83%       272,160
Gas                                         2.23%       214,880
Healthcare - Products                       4.70%       451,832
Household Products/Wares                    3.34%       321,225
Investment Companies                        8.89%       855,070
Internet                                    3.18%       305,750
Mining                                      2.83%       272,000
Oil & Gas                                   7.62%       733,030
Oil & Gas Services                         15.67%     1,506,910
Pharmaceuticals                             3.13%       301,200
Semiconductors                              5.77%       554,840
Software                                    2.22%       213,440
Telecommunications                          6.68%       642,500
Water                                       6.68%       641,826
----------------------------------------------------------------
Total                                      97.54%   $ 9,378,858







See notes to Financial Statements

Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)

                                                                                                       Mid-Cap            Small-Cap
As of May 31, 2006                                                                                      Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments, at cost .....................................................................      $ 13,445,516       $  7,491,670
    Investments, at value (note 1) ...........................................................      $ 16,790,382       $  9,378,858
    Cash .....................................................................................              --              236,563
    Receivables:
      Fund shares sold .......................................................................             2,220              2,227
      Dividends ..............................................................................             9,855              3,593
    Prepaid expenses .........................................................................            14,040              8,719
    Due from affiliates:
      Advisor (note 2) .......................................................................              --                1,290
                                                                                                    ------------       ------------
    Total Assets .............................................................................        16,816,497          9,631,250
                                                                                                    ------------       ------------
Liabilities:
    Accrued expenses .........................................................................            13,225             12,833
    Other liability ..........................................................................               809              2,815
                                                                                                    ------------       ------------
    Total Liabilities ........................................................................            14,034             15,648
                                                                                                    ------------       ------------
Net Assets ...................................................................................      $ 16,802,463       $  9,615,602
                                                                                                    ============       ============
Net Assets Consist of:
    Capital (par value and paid in surplus) ..................................................      $ 13,414,684       $  7,243,062
    Accumulated net investment loss ..........................................................           (49,516)           (42,357)
    Accumulated net realized gain on investments .............................................            92,429            527,709
    Net unrealized appreciation on investments ...............................................         3,344,866          1,887,188
                                                                                                    ------------       ------------
    Total Net Assets .........................................................................      $ 16,802,463       $  9,615,602
                                                                                                    ============       ============
    Institutional Shares Outstanding, $0.01 par value (unlimited authorized shares) ..........           853,838            498,655
    Net Assets - Institutional Shares ........................................................      $ 16,342,107       $  9,433,273
    Net Asset Value, Offering and Redemption Price Per Institutional Share ...................      $      19.14       $      18.92

    Investor Shares Outstanding, $0.01 par value (unlimited authorized shares) ...............            25,978              9,906
    Net Assets - Investor Shares .............................................................      $    460,356       $    182,329
    Net Asset Value, Redemption Price Per Investor Share .....................................      $      17.72       $      18.41
    Maximum Offering Price Per Mid-Cap Investor Share (100/97) of $17.72 .....................      $      18.27       $         --
    Maximum Offering Price Per Small-Cap Investor Share (100/97) of $18.41 ...................      $         --       $      18.98



See Notes to Financial Statements

Capital Management Funds

Statements of Operations
(Unaudited)

                                                                                                     Mid-Cap              Small-Cap
For the six month period ended May 31, 2006                                                           Fund                  Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends .......................................................................           $    74,973            $    30,391
                                                                                                 -----------            -----------
     Total Income ....................................................................                74,973                 30,391
                                                                                                 -----------            -----------
Expenses:
     Advisory fees (note 2) ..........................................................                81,887                 48,062
     Administration fees (note 2) ....................................................                10,236                  6,008
     Transfer agent fees (note 2) ....................................................                12,000                 12,000
     Registration and filing administration fees (note 2) ............................                 2,095                  1,384
     Fund accounting fees (note 2) ...................................................                18,819                 18,481
     Compliance services fees (note 2) ...............................................                 1,938                  1,938
     Custody fees (note 2) ...........................................................                 3,008                  2,657
     Distribution and service fees - Investor Shares (note 3) ........................                 1,740                    689
     Other accounting fees (note 2) ..................................................                 1,764                  5,992
     Legal fees ......................................................................                 7,730                  7,730
     Audit and tax preparation fees ..................................................                 6,981                  6,981
     Registration and filing expenses ................................................                 2,323                  1,181
     Shareholder servicing expenses ..................................................                   998                  2,720
     Printing expenses ...............................................................                   997                    997
     Trustees' fees and meeting expenses .............................................                 2,992                  2,992
     Securities pricing fees .........................................................                 1,496                  1,620
     Other operating expenses ........................................................                 1,496                  2,768
                                                                                                 -----------            -----------
     Total Expenses ..................................................................               158,500                124,200
                                                                                                 -----------            -----------
     Expenses reimbursed by advisor (note 2) .........................................                    --                 (3,390)
     Advisory fees waived (note 2) ...................................................               (34,011)               (48,062)
                                                                                                 -----------            -----------
     Net Expenses ....................................................................               124,489                 72,748
                                                                                                 -----------            -----------
Net Investment Loss ..................................................................               (49,516)               (42,357)
                                                                                                 -----------            -----------
Realized and Unrealized Gain on Investments

     Net realized gain from investment transactions ..................................               225,604                523,101
     Change in unrealized appreciation on investments ................................               816,895                 48,656
                                                                                                 -----------            -----------
Realized and Unrealized Gain on Investments ..........................................             1,042,499                571,757
                                                                                                 -----------            -----------
Net Increase in Net Assets Resulting from Operations .................................           $   992,983            $   529,400
                                                                                                 ===========            ===========




See Notes to Financial Statements

Capital Management Funds

Statements of Changes in Net Assets

                                                                      Mid-Cap Fund                           Small-Cap Fund
                                                          ------------------------------------   -----------------------------------
                                                               May 31,            November 30,          May 31,         November 30,
For the six month period and fiscal year ended                2006 (a)                2005             2006 (a)            2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss                                   $   (49,516)         $    (44,348)       $   (42,357)     $   (39,483)
     Net realized gain from investments                        225,604             1,107,154            523,101          402,929
     Change in unrealized appreciation
        on investments                                         816,895               155,857             48,656          508,106
                                                           -----------          ------------        -----------      -----------
Net Increase in Net Assets
     Resulting from Operations                                 992,983             1,218,663            529,400          871,552
                                                           -----------          ------------        -----------      -----------
Distributions to Shareholders: (note 5)
     Net realized gain from investment transactions
        Institutional Shares                                (1,108,593)             (727,238)          (247,628)               -
        Investor Shares                                        (39,550)              (30,861)            (5,139)               -
                                                           -----------          ------------        -----------      -----------
Decrease in Net Assets Resulting from Distributions         (1,148,143)             (758,099)          (252,767)               -
                                                           -----------          ------------        -----------      -----------

Capital Share Transactions: (note 6)
     Institutional Shares
        Shares sold                                          2,634,742               499,575            527,902          988,692
        Reinvested dividends and distributions               1,058,240               692,603            216,725                -
        Shares repurchased                                    (354,594)             (627,848)          (100,000)         (12,035)
     Investor Shares
        Shares sold                                                  -                27,778                  -           56,964
        Reinvested dividends and distributions                  39,550                30,861              5,139                -
        Shares repurchased                                      (6,648)             (121,481)                 -                -
                                                           -----------          ------------        -----------      -----------
Increase from Capital Share Transactions                     3,371,290               501,488            649,766        1,033,621
                                                           -----------          ------------        -----------      -----------
Net Increase in Net Assets                                   3,216,130               962,052            926,399        1,905,173

Net Assets:
     Beginning of Period                                    13,586,333            12,624,281          8,689,203        6,784,030
                                                           -----------          ------------        -----------      -----------
     End of Period                                         $16,802,463          $ 13,586,333        $ 9,615,602      $ 8,689,203
                                                           ===========          ============        ===========      ===========
Accumulated Net Investment Loss                            $   (49,516)         $          -        $   (42,357)     $         -

(a) Unaudited.




See Notes to Financial Statements

Capital Management Mid-Cap Fund

Financial Highlights

                                                                                Institutional Shares
                                                                                              November 30,
For a share outstanding during the six                    May 31       -------------------------------------------------------------
month period and fiscal year ended                       2006 (a)       2005          2004         2003          2002         2001
------------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                  $  19.51       $ 18.88      $ 16.27       $ 13.81      $ 14.80      $ 17.55
                                                       --------       -------      -------       -------      -------      -------
 Income (loss) from Investment Operations:
      Net investment (loss) income                        (0.05)        (0.06)       (0.07)        (0.02)        0.03         0.04
      Net realized and unrealized gain
          (loss) on securities                             1.33          1.82         2.68          2.48        (0.99)        0.09
                                                       --------       -------      -------       -------      -------      -------
 Total from Investment Operations                          1.28          1.76         2.61          2.46        (0.96)        0.13
                                                       --------       -------      -------       -------      -------      -------
 Less Distributions:
      Dividends (from net investment income)                  -             -            -             -            -        (0.07)
      Distributions (from capital gains)                  (1.65)        (1.13)           -             -        (0.03)       (2.81)
                                                       --------       -------      -------       -------      -------      -------
 Total Distributions                                      (1.65)        (1.13)           -             -        (0.03)       (2.88)
                                                       --------       -------      -------       -------      -------      -------
 Net Asset Value, End of Period                        $  19.14       $ 19.51      $ 18.88       $ 16.27      $ 13.81      $ 14.80
                                                       ========       =======      =======       =======      =======      =======
Total Return                                               6.89%         9.93%       15.97%        17.89%       (6.49)%      (0.41)%
Net Assets, End of Period (in thousands)               $ 16,342      $ 13,148     $ 12,132       $ 8,939      $ 7,784       $7,359
Average Net Assets for the Period (in thousands)       $ 15,957      $ 12,390     $ 11,478       $ 7,617      $ 7,731       $7,564
Ratios of:
Gross Expenses to Average Net Assets (d)                  1.91% (b)      2.19%        2.22%         2.79%        2.72%        2.85%
Net Expenses to Average Net Assets (d)                    1.50% (b)      1.50%        1.50%         1.50%        1.50%        1.50%
Net Investment (Loss) Income to
      Average Net Assets                                 (0.58)%(b)     (0.32)%      (0.37)%       (0.17)%       0.23%        0.28%
Portfolio Turnover Rate                                  25.98%         72.76%       56.56%        83.42%       48.46%       66.38%

                                                                                    Investor Shares
                                                                                               November 30,
For a share outstanding during the                      May 31,  -------------------------------------------------------------------
period and fiscal year ended                            2006 (a)        2005          2004         2003          2002         2001
------------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                  $ 18.24        $ 17.86     $  15.51       $ 13.26      $ 14.26      $ 17.04
                                                       -------        -------     --------       -------      -------      -------
 Income (loss) from Investment Operations:
      Net investment loss                                (0.12)         (0.20)       (0.20)        (0.13)       (0.08)       (0.07)
      Net realized and unrealized gain
          (loss) on securities                            1.25           1.71         2.55          2.38        (0.92)        0.10
                                                       -------        -------     --------       -------      -------      -------
 Total from Investment Operations                         1.13           1.51         2.35          2.25        (1.00)        0.03
                                                       -------        -------     --------       -------      -------      -------
 Less Distributions:
      Dividends (from net investment income)                 -              -            -             -            -            -
      Distributions (from capital gains)                 (1.65)         (1.13)           -             -            -        (2.81)
                                                       -------        -------     --------       -------      -------      -------
 Total Distributions                                     (1.65)         (1.13)           -             -            -        (2.81)
                                                       -------        -------     --------       -------      -------      -------
 Net Asset Value, End of Period                        $ 17.72        $ 18.24     $  17.86       $ 15.51      $ 13.26      $ 14.26
                                                       =======        =======     ========       =======      =======      =======
Total Return (c)                                          6.51%          9.05%       15.15%        16.97%       (7.01)%      (1.18)%
Net Assets, End of Period (in thousands)               $   460       $    438        $ 492         $ 494      $   549      $   716
Average Net Assets for the Period (in thousands)       $   465       $    469        $ 494         $ 449      $   621      $   790
Ratios of:
Gross Expenses to Average Net Assets (d)                  2.66% (b)      2.96%        2.97%         3.55%        3.48%        3.60%
Net Expenses to Average Net Assets (d)                    2.25% (b)      2.25%        2.25%         2.25%        2.25%        2.25%
Net Investment Loss to
      Average Net Assets                                 (1.33)%(b)     (1.05)%      (1.11)%       (0.92)%      (0.51)%      (0.46)%
Portfolio Turnover Rate                                  25.98%         72.76%       56.56%        83.42%       48.46%       66.38%

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of sales charge.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Small-Cap Fund

Financial Highlights

                                                                                   Institutional Shares
                                                                                              November 30,
For a share outstanding during the six                  May 31,         ------------------------------------------------------------
month period and fiscal year ended                      2006 (a)        2005          2004         2003          2002         2001
------------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                  $ 18.39        $ 16.45       $ 15.09      $ 12.12       $ 11.88     $ 13.06
                                                       -------        -------       -------      -------       -------     -------
 Income (loss) from Investment Operations:
      Net investment (loss) income                       (0.08)         (0.08)        (0.05)       (0.04)        (0.02)       0.02
      Net realized and unrealized gain
          (loss) on securities                            1.14           2.02          1.59         3.01          0.26       (0.40)
                                                       -------        -------       -------      -------       -------     -------
 Total from Investment Operations                         1.06           1.94          1.54         2.97          0.24       (0.38)
                                                       -------        -------       -------      -------       -------     -------
 Less Distributions:
      Dividends (from net investment income)                 -              -             -            -             -       (0.03)
      Distributions (from capital gains)                 (0.53)             -         (0.18)           -             -       (0.77)
                                                       -------        -------       -------      -------       -------     -------
 Total Distributions                                     (0.53)             -         (0.18)           -             -       (0.80)
                                                       -------        -------       -------      -------       -------     -------
 Net Asset Value, End of Period                        $ 18.92        $ 18.39       $ 16.45      $ 15.09       $ 12.12     $ 11.88
                                                       =======        =======       =======      =======       =======     =======
Total Return                                              5.95%         11.79%        10.31%       24.50%         2.02%      (3.61)%
Net Assets, End of Period (in thousands)               $ 9,433        $ 8,517       $ 6,684      $ 2,715       $ 1,231     $   308
Average Net Assets for the Period (in thousands)       $ 9,455        $ 7,695       $ 5,063      $ 1,892       $   598     $   398
Ratios of:
Gross Expenses to Average Net Assets (d)                  2.52% (b)      2.92%         3.74%        8.06%        21.46%      30.23%
Net Expenses to Average Net Assets (d)                    1.50% (b)      1.50%         1.50%        1.50%         1.50%       1.50%
Net Investment (Loss) Income to
      Average Net Assets                                 (0.87)%(b)     (0.50)%       (0.42)%      (0.37)%       (0.29)%      0.18%
Portfolio Turnover Rate                                  14.07%         23.25%        58.67%       61.51%        29.61%      61.84%

                                                                                         Investor Shares
                                                                                                   November 30,
For a share outstanding during the six                   May 31,        ------------------------------------------------------------
month period and fiscal year ended                      2006 (a)        2005          2004         2003          2002         2001
------------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period                  $ 17.94        $ 16.08       $ 14.76      $ 11.88       $ 11.65     $ 12.86
                                                       -------        -------       -------      -------       -------     -------
 Income (loss) from Investment Operations:
      Net investment loss                                (0.11)         (0.12)        (0.07)       (0.04)        (0.01)      (0.05)
      Net realized and unrealized gain
          (loss) on securities                            1.11           1.98          1.57         2.92          0.24       (0.39)
                                                       -------        -------       -------      -------       -------     -------
 Total from Investment Operations                         1.00           1.86          1.50         2.88          0.23       (0.44)
                                                       -------        -------       -------      -------       -------     -------
 Less Distributions:
      Dividends (from net investment income)                 -              -             -            -             -           -
      Distributions (from capital gains)                 (0.53)             -         (0.18)           -             -       (0.77)
                                                       -------        -------       -------      -------       -------     -------
 Total Distributions                                     (0.53)             -         (0.18)           -             -       (0.77)
                                                       -------        -------       -------      -------       -------     -------
 Net Asset Value, End of Period                        $ 18.41        $ 17.94       $ 16.08      $ 14.76       $ 11.88     $ 11.65
                                                       =======        =======       =======      =======       =======     =======
Total Return (c)                                          5.76%         11.57%        10.26%       24.14%         2.06%      (4.20)%
Net Assets, End of Period (in thousands)               $   182        $   172       $   100         $ 91          $ 69        $ 67
Average Net Assets for the Period (in thousands)       $   184        $   152       $    92         $ 75          $ 70        $ 73
Ratios of:
Gross Expenses to Average Net Assets (d)                  3.27% (b)      3.64%         4.34%        8.25%        25.73%      30.46%
Net Expenses to Average Net Assets (d)                    1.80% (b)      1.76%         1.58%        1.52%         1.53%       2.12%
Net Investment Loss to
      Average Net Assets                                 (1.17)%(b)     (0.78)%       (0.49)%      (0.37)%       (0.10)%     (0.47)%
Portfolio Turnover Rate                                  14.07%         23.25%        58.67%       61.51%        29.61%      61.84%

(a) Unaudited.
(b) Annualized.
(c) Total return does not reflect payment of sales charge.
(d) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
1.  Organization and Significant Accounting Policies            bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the
The  Capital   Management   Mid-Cap  Fund  and  the  Capital    exchange  on which the  portfolio  security  is  principally
Management  Small-Cap  Fund  (collectively  the  "Funds" and    traded  closes  early  or  if  trading  of  the   particular
individually  the "Mid-Cap Fund" and  "Small-Cap  Fund") are    portfolio  security  is halted  during  the day and does not
series funds.  The Funds are part of the Capital  Management    resume prior to the Funds' net asset value  calculation)  or
Investment  Trust (the  "Trust"),  which was  organized as a    which cannot be  accurately  valued using the Funds'  normal
Massachusetts  business  trust and is  registered  under the    pricing procedures are valued at fair value as determined in
Investment Company Act of 1940 (the "1940 Act"), as amended,    good  faith  under  policies  approved  by the  Trustees.  A
as an open-ended  management  investment company.  The Funds    portfolio  security's "fair value" price may differ from the
are classified as a "diversified"  company as defined in the    price next available for that  portfolio  security using the
1940 Act.                                                       Funds' normal pricing procedures.  Investment  companies are valued at net asset value. Instruments with maturities of 60
The Mid-Cap Fund  commenced  operations on January 27, 1995.    days  or  less  are   valued  at   amortized   cost,   which
The  investment  objective  of the  Fund is to seek  capital    approximates market value.
appreciation   through   investment  in  equity  securities,
consisting  of common and  preferred  stocks and  securities    Investment Transactions and Investment Income
convertible into common stocks.                                 Investment  transactions  are  accounted  for as of the date purchased or sold (trade date).  Dividend income is recorded
The Small-Cap Fund commenced operations on January 12, 1999.    on the  ex-dividend  date.  Certain  dividends  from foreign
The  investment  objective  of the  Fund is to seek  capital    securities will be recorded as soon as the Trust is informed
appreciation  through  investment  in equity  securities  of    of the dividend if such  information is obtained  subsequent
small  capitalization  companies,  consisting  primarily  of    to the ex-dividend date.  Interest income is recorded on the
common and preferred stocks and securities  convertible into    accrual  basis and includes  amortization  of discounts  and
common stocks.                                                  premiums.  Gains and losses are determined on the identified cost basis,  which is the same basis used for federal income
Each Fund offers two classes of shares (Institutional Shares    tax purposes.
and Investor Shares).  Each class of shares has equal rights
as to assets of the  respective  Fund,  and the  classes are    Expenses
identical  except  for  differences  in their  sales  charge    Each Fund bears expenses incurred specifically on its behalf
structures  and  ongoing   distribution  and  service  fees.    as  well  as  a  portion  of  general  expenses,  which  are
Income,  expenses (other than distribution and service fees,    allocated  according  to methods  approved  annually  by the
which are only  attributable  to the Investor  Shares),  and    Trustees.
realized and unrealized  gains or losses on investments  are
allocated  to each class of shares  based upon its  relative    Dividend Distributions
net  assets.  Both  classes  have equal  voting  privileges,    The Funds may  declare  and  distribute  dividends  from net
except where otherwise  required by law or when the Board of    investment  income (if any)  quarterly.  Distributions  from
Trustees (the  "Trustees")  determines that the matter to be    capital   gains  (if  any)  are   generally   declared   and
voted on affects only the interests of the shareholders of a    distributed annually. The Funds may also make a supplemental
particular class.                                               distribution subsequent to the end of its fiscal year.

The following  accounting  policies  have been  consistently    Estimates
followed by the Funds and are in conformity  with accounting    The  preparation of financial  statements in conformity with
principles  generally  accepted  in  the  United  States  of    accounting  principles  generally  accepted  in  the  United
America in the investment company industry.                     States of America requires  management to make estimates and assumptions  that affect the amount of assets,  liabilities,
Investment Valuation                                            expenses and revenues reported in the financial  statements.
The Funds'  investments  in securities are carried at value.    Actual results could differ from those estimates.
Securities  listed on an  exchange  or quoted on a  national market  system are valued at the last sales price as of 4:00
p.m.   Eastern  Time.   Securities   traded  in  the  NASDAQ
over-the-counter  market are generally  valued at the NASDAQ
Official  Closing  Price.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent
                                                                                                                 (Continued)

Capital Management Funds

Note to Financial Statements (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
Federal Income Taxes                                            fees and commissions,  extraordinary expenses, and payments,
No   provision   for  income   taxes  is   included  in  the    if  any,  under  a  Rule  12b-1  Plan)  to not  more  than a
accompanying  financial  statements,  as the Funds intend to    specified  percentage of the average daily net assets of the
distribute to shareholders all taxable investment income and    Funds for the current period. There can be no assurance that
realized gains and otherwise comply with Subchapter M of the    the  Expense  Limitation  Agreement  will  continue  in  the
Internal  Revenue Code  applicable  to regulated  investment    future.  Subject to approval by the Board of  Trustees,  the
companies.                                                      Advisor  may be able to  recoup  fees  waived  and  expenses assumed  during  any  of the  previous  five  fiscal  years,
Indemnifications                                                provided the Funds'  assets exceed $10 million and the Funds
Under the Funds' organizational  documents, its officers and    have  reached  a  sufficient   asset  size  to  permit  such
Trustees are indemnified against certain liabilities arising    reimbursement  to be made  without  causing the total annual
out of the  performance  of their  duties to the  Funds.  In    expense ratios of the Funds to exceed the percentage limits.
addition, in the normal course of business,  the Funds enter    A breakout  of the  recoupable  fees for the  previous  five
into  contracts  with their  vendors and others that provide    years is  listed  below in Table 1. The  expense  limitation
for general  indemnifications.  The Funds' maximum  exposure    percentages,  as  well  as  the  Advisory  fees  waived  and
under these  arrangements is unknown,  as this would involve    expenses  reimbursed for the current period, are included in
future claims that may be made against the Funds.  The Funds    Table 2.
expect the risk of loss to be remote.
                                                                Administrator
2.   Agreements                                                 The Funds pay a monthly administration fee to The Nottingham
                                                                Company (the  "Administrator")  based upon the average daily
Advisor                                                         net assets of the  respective  share class and calculated at
The Funds pay a monthly  advisory fee to Capital  Management    the  annual  rates  as  shown  in  the  table   below.   The
Associates,  Inc.  (the  "Advisor")  based upon the  average    Administrator  also  receives a fee to  procure  and pay the
daily net  assets of the Fund and  calculated  at the annual    custodian for the Funds,  additional  compensation  for fund
rates as shown in the schedule  provided below.  The Advisor    accounting   and   recordkeeping   service  and   additional
has entered into contractual agreements ("Expense Limitation    compensation  for  certain  costs  involved  with the  daily
Agreement")  with the  Funds  under  which it has  agreed to    valuation   of   securities   and   as   reimbursement   for
waive or reduce its fees and to assume other expenses of the    out-of-pocket   expenses.  A  breakdown  of  these  fees  is
Funds, if necessary,  in amounts that limit the Funds' total    provided in Table 3.
operating expenses (exclusive of interest,  taxes, brokerage

-----------------------------------------------------------------------------------------------------------------------------
Table 1
-----------------------------------------------------------------------------------------------------------------------------
Fund                             2006                 2005                 2004                 2003               2002
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Fund                       $34,011              $89,307              $86,066             $104,342           $101,858
Small-Cap Fund                     $51,452             $112,222             $116,060             $129,088           $136,214
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
Table 2
-----------------------------------------------------------------------------------------------------------------------------
 Advisor Fees                            Expense Limitation Ratio        Advisor Fees Waived         Expenses Reimbursed
  Average Net         Rate                   Mid-Cap      Small-Cap     Mid-Cap       Small-Cap     Mid-Cap       Small-Cap
       Assets                                 Fund          Fund         Fund           Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------
First $100 million    1.00%   Institutional   1.50%         1.50%       $34,011        $48,062         $0          $3,390
Next  $150 million    0.90%        Investor   2.25%         2.25%
Next  $250 million    0.85%
Over  $500 million    0.80%
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                  (Continued)

Capital Management Funds

Notes to Financial Statements (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
Table 3
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Fund Accounting
    Administration Fees*                   Custody Fees*                    Fund            Asset Based Fees
                                                                         Accounting                                    Blue Sky
    Average Net          Annual          Average Net          Annual        Fees**        Average Net    Annual     Administration
      Assets              Rate             Assets              Rate       (monthly)         Assets        Rate       Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
First $50 million        0.125%         First $100 Million     0.020%      $2,250          All Assets    0.01%      $150 per state
Next  $50 million        0.100%         Over  $100 Million     0.009%      $  750
Over $100 million        0.075%
------------------------------------------------------------------------------------------------------------------------------------

* Subject to minimum fees of $2,000 per month and $400 for Administration and Custody fees, respectively.
** The Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services                                             travel or other  expenses  reasonably  intended to result in
Nottingham Compliance Services, LLC, a fully owned affiliate    sales of Investor  Shares of the Funds or support  servicing
of The Nottingham  Company,  provides services which assists    of  shareholder  accounts.  Such  expenditures  incurred  as
the  Trust's  Chief  Compliance  Officer in  monitoring  and    service  fees may not exceed 0.25% per annum of the Investor
testing the policies and procedures of the Trust as required    Shares' average daily net assets.  The Funds incurred $1,740
by Rule 38a-1 of the Securities and Exchange Commission.  It    and  $689,   for  the  Mid-Cap  Fund  and  Small-Cap   Fund,
receives  compensation for this service at an annual rate of    respectively,  in  distribution  and service  fees under the
$3,875 per Fund.                                                Plan  with  respect  to  Investor  Shares  for the six month period ended May 31, 2006.
Transfer Agent
North Carolina Shareholder Services,  LLC ("Transfer Agent")    4.   Purchases and Sales of Investment Securities
serves  as  transfer,   dividend  paying,   and  shareholder
servicing agent for the Funds. It receives  compensation for    For the six month period ended May 31, 2006,  the  aggregate
its  services  based upon a fee of $15 per  shareholder  per    cost of  purchases  and  proceeds  from sales of  investment
year,  subject to a minimum  fee of $1,500  per month,  plus    securities   (excluding   short-term   securities)  were  as
$500 per month for each additional class of shares.             follows:

Distributor                                                     ------------------------------------------------------------
Shields & Company (the  "Distributor")  serves as the Fund's                  Fund     Purchases of           Proceeds from
principal  underwriter  and  distributor.   The  Distributor                             Securities     Sales of Securities
receives  any sales  charges  imposed on purchases of shares    ------------------------------------------------------------
and  re-allocates  a  portion  of such  charges  to  dealers          Mid-Cap Fund       $7,987,837              $3,844,065
through whom the sale was made, if any.  There were no sales    ------------------------------------------------------------
charges for the Mid-Cap Fund or  Small-Cap  Fund for the six        Small-Cap Fund       $3,808,652              $1,163,231
month period ended May 31, 2006.                                ------------------------------------------------------------

Certain Trustees and officers of the Trust are also officers    There  were  no  purchases   or  sales  of  long-term   U.S.
of the Advisor or the Distributor.                              Government Obligations during the six month period ended May
                                                                31, 2006.
3.   Distribution and Service Fees
                                                                5.   Federal Income Tax
The  Trustees,  including a majority of the Trustees who are
not "interested persons" of the Trust as defined in the 1940    The tax  components  of  capital  shown in the  table  below
Act,  adopted  a  distribution  plan  with  respect  to  the    represent:  (1) tax components of capital as of November 30,
Investor  Shares pursuant to Rule 12b-1 of the 1940 Act (the    2005, and (2) unrealized  appreciation  or  depreciation  of
"Plan").   Rule  12b-1  regulates  the  manner  in  which  a    investments  for federal income tax purposes,  as of May 31,
regulated   investment   company   may   assume   costs   of    2006.
distributing  and  promoting  the  sales of its  shares  and servicing of its  shareholder  accounts.  The Plan  provides that the Funds may incur certain costs, which may not exceed
0.75% per annum of the average  daily net assets of Investor
Shares for each year elapsed  subsequent  to adoption of the
Plan,  for payment to the  Distributor  and others for items such as advertising expenses, selling expenses, commissions,
                                                                                                                 (Continued)

Capital Management Funds

Notes to Financial Statements (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------    The  amount  of  dividends   and   distributions   from  net
                     Undistributed                              investment   income  and  net  realized  capital  gains  are
                     -------------                              determined in accordance with federal income tax regulations
                    Long-Term     Ordinary       Net Tax        which  may  differ  from   generally   accepted   accounting
Fund                  Gains        Income      Appreciation     principles.   These   differences   are  due  to   differing
------------------------------------------------------------    treatments for items such as net short-term gains,  deferral
  Mid-Cap Fund     $1,030,647     $129,082       $2,431,048     of wash sale  losses,  foreign  currency  transactions,  net
------------------------------------------------------------    investment losses and capital loss carry-forwards. Permanent
Small-Cap Fund       $262,973           $0       $1,834,226     differences   such  as  tax   returns  of  capital  and  net
------------------------------------------------------------    investment  losses,  if any, would be  reclassified  against capital.
The aggregate  cost of  investments  and the  composition of
unrealized   appreciation  and  depreciation  of  investment    ------------------------------------------------------------
securities  for  federal  income tax  purposes as of May 31,    For  the  six  month
2006 are noted below.  The primary  difference  between book    period ended May 31,
and tax  appreciation or depreciation of investments is wash    2006                             Distributions from
sale loss deferrals.                                            ------------------------------------------------------------
                                                                                       Ordinary             Long-Term
------------------------------------------------------------    Fund                    Income            Capital Gains
                                    Aggregate Gross
                                       Unrealized               Mid-Cap Fund             $190,659             $957,484
                            --------------------------------
                Federal Tax                                     Small-Cap Fund           $     -              $252,767
Fund                   Cost   Appreciation    Depreciation      ------------------------------------------------------------
------------------------------------------------------------    ------------------------------------------------------------
Mid-Cap                                                         For the  fiscal  year
   Fund         $13,670,023    $3,511,964      ($391,605)       ended November 30,
 Small-                                                         2005                             Distributions from
    Cap                                                         ------------------------------------------------------------
   Fund         $ 7,491,670    $2,205,767      ($318,579)                                Ordinary             Long-Term
------------------------------------------------------------      Fund                    Income            Capital Gains

                                                                Mid-Cap Fund             $     -              $758,099

                                                                Small-Cap Fund           $     -              $      -
                                                                ------------------------------------------------------------

6.       Capital Share Transactions

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Mid-Cap Fund
                                                           Institutional Shares                          Investor Shares
                                                       May 31,             November 30,            May 31,             November 30,
For the Period and Fiscal Year ended:                   2006                 2005 (a)               2006                 2005 (a)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                    140,614                26,747                     -                  1,678
       Reinvested distributions                        57,607                39,064                 2,318                  1,848
       Shares repurchased                             (18,462)              (34,172)                 (374)                (7,063)
Net Increase (Decrease) in Capital
Share Transactions                                    179,759                31,639                 1,944                 (3,537)
Shares Outstanding, Beginning of                      674,079               642,440                24,034                 27,571
Period
Shares Outstanding, End of Period                     853,838               674,079                25,978                 24,034
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        (Continued)

Capital Management Statements

Notes to Financial Statements (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

6.       Capital Share Transactions (Continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Small-Cap Fund
                                                           Institutional Shares                         Investor Shares
                                                       May 31,          November 30,              May 31,              November 30,
For the Period and Fiscal Year ended:                  2006               2005 (a)                 2006                 2005 (a)
------------------------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
       Shares sold                                     28,720                57,456                     -                  3,372
       Reinvested distributions                        12,100                     -                   295                      -
       Shares repurchased                             (5,190)                  (688)                    -                      -
Net Increase in Capital Share Transactions             35,630                56,768                   295                  3,372
Shares Outstanding, Beginning of Period               463,025               406,257                 9,611                  6,239
Shares Outstanding, End of Period                     498,655               463,025                 9,906                  9,611
------------------------------------------------------------------------------------------------------------------------------------

(a) Audited.

Capital Management Funds

Additional Information (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------

1. Proxy Voting Policies and Voting Record                      At no time  preceding  the  removal of Deloitte & Touche LLP were there any  disagreements  with Deloitte & Touche LLP on
A copy of the Trust's Proxy Voting and Disclosure Policy and    any matter of accounting principles or practices,  financial
the  Advisor's  Proxy  Voting  and  Disclosure   Policy  are    statement disclosure, or auditing scope or procedure,  which
included as Appendix B to the Funds' Statement of Additional    disagreements,  if  not  resolved  to  the  satisfaction  of
Information and is available,  without charge, upon request,    Deloitte  &  Touche  LLP,  would  have  caused  it  to  make
by calling  1-800-773-3863.  Information  regarding  how the    reference  to the  subject  matter of the  disagreements  in
Funds voted proxies relating to portfolio  securities during    connection with its report. At no time preceding the removal
the most recent  12-month  period ended June 30 is available    of Deloitte & Touche LLP did any of the events enumerated in
(1) without  charge,  upon request,  by calling the Funds at    paragraphs   (1)(v)(A)   through   (D)  of  Item  304(a)  of
the   number   above  and  (2)  on  the  SEC's   website  at    Regulation S-K occur.
http://www.sec.gov.
                                                                The Trust engaged Briggs Bunting & Dougherty, LLP as its new
2. Quarterly Portfolio Holdings                                 independent  registered  public  accounting firm on November
                                                                15, 2005.  At no time  preceding  the  engagement  of Briggs
The Funds file their complete schedule of portfolio holdings    Bunting  &  Dougherty,  LLP did  the  Funds  consult  Briggs
with the SEC for the first and third quarters of each fiscal    Bunting  &   Dougherty,   LLP   regarding   either  (i)  the
year on Form N-Q. The Funds' Forms N-Q are  available on the    application   of   accounting   principles  to  a  specified
SEC's website at http://www.sec.gov. You may review and make    transaction,  either  completed or proposed,  or the type of
copies at the SEC's  Public  Reference  Room in  Washington,    audit opinion that might be rendered on the Funds' financial
D.C. You may also obtain  copies after paying a  duplicating    statements,  or (ii) any matter  that was either the subject
fee  by  writing  the  SEC's   Public   Reference   Section,    of a disagreement  or a reportable  event, as such terms are
Washington,  D.C.  20549-0102  or by  electronic  request to    defined in Item 304 of Regulation S-K.
publicinfo@sec.gov,  or is available,  without charge,  upon request, by calling the fund at 1-800-773-3863.  Information on  the  operation  of  the  Public  Reference  Room  may be obtained by calling the SEC at 202-942-8090.

3. Changes in Registrant's Certifying Accountant

On November 15,  2005,  Deloitte & Touche LLP was removed as the independent  registered  public  accounting firm for the
Trust effective upon the completing of the November 30, 2005 audit of the Fund's financial statements.  Deloitte & Touche
LLP was  previously  engaged as the  independent  registered
public   accounting  firm  to  audit  the  Funds'  financial
statements.

Deloitte & Touche LLP issued reports on the Funds' financial statements  as of November  30, 2005 and 2004.  Such reports did not  contain  an  adverse  opinion  or a  disclaimer  of
opinion,   nor  were  they   qualified  or  modified  as  to
uncertainty, audit scope, or accounting principles.

The decision to remove Deloitte & Touche LLP was approved by the Trust's Audit Committee and ratified by the Board of Trustees.

The Capital Management Mutual Funds
are a series of the Capital
Management Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Capital Management Associates, Inc.
116 South Franklin Street                    140 Broadway
Post Office Drawer 4365                      New York, NY 10005
Rocky Mount, NC 27803-0365

Toll-Free Telephone:

1-888-626-3863

World Wide Web @:

nottinghamco.com










                                                              Capital Management
                                                                Investment Trust

Item 2. CODE OF ETHICS.


     Not applicable.



Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     Not applicable.



Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     Not applicable.



Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.



Item 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
        INVESTMENT COMPANIES.


     Not applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.



Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


     None.



Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1)  Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)  Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: July 31, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust

Date:  July 31, 2006




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  July 31, 2006